Note 1 - Basis of Presentation and Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]
NOTE
1
– BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying unaudited interim condensed consolidated financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information, and with the rules and regulations of the United States Securities and Exchange Commission (the “SEC”) set forth in Article
8
of Regulation S-
X.
Accordingly, they do
not
include all of the information and footnotes required by U.S. GAAP for complete financial statements. The unaudited interim financial statements furnished reflect all adjustments (consisting of normal recurring accruals) which are, in the opinion of management, necessary to a fair statement of the results for the interim periods presented. Unaudited interim results are not
necessarily indicative of the results for the full fiscal year. These financial statements should be read in conjunction with the condensed consolidated financial statements of the Company for the year ended
December 31, 2019
and notes thereto.

There have been
no
material changes in the Company’s significant accounting policies as compared to the significant accounting policies described in the Company’s annual report on Form
10
-K for the year ended
December 31, 2019.

Loss per Share

Net loss per common share is computed pursuant to ASC
260
-
10
-
45.
Basic loss per share is computed based on the weighted average number of common shares outstanding during the period. Diluted net loss per share is calculated by dividing net loss by the diluted weighted average common shares outstanding, which includes the effect of potentially dilutive securities. During periods when there is a net loss, all potentially dilutive shares are anti-dilutive and are excluded from the calculation of net loss per share. Diluted earnings per share is similarly computed except that the denominator includes the effect, using the treasury stock method, of unvested restricted stock and convertible notes, if including such potential shares of common stock is dilutive. For the three
-months ended
March 31, 2020
and
2019,
the common stock equivalents of the convertible note agreements were not
included in diluted earnings per share computations because their effect was antidilutive.

Share Purchase Agreement

On
May 19, 2020
AstralENERGY Solar Manufacturing Corporation, LTD and the Company entered into a Termination and Release Agreement (the “Termination Agreement”) pursuant to which they mutually terminated the Share Purchase Agreement they previously entered into on
July 31, 2018.
No
compensation was paid by either party pursuant to the Termination Agreement and each party agreed that as of the date of entry into the Termination Agreement, that neither party shall have any rights or obligations with respect to the Share Purchase Agreement.

FINRA Filing

On
January 27, 2020,
a market maker filed a Form
211
Application with the Financial Industry Regulatory Authority ("FINRA") to request permission to quote and trade the securities of CEN Biotech, Inc. on OTC Markets. However, there can be no
assurance that FINRA will approve the Form
211
Application. As of
June 12, 2020,
the application has
not
been approved.

Recently Adopted Accounting Pronouncements

No
pronouncements were adopted by the Company during the quarter ended
March 31, 2020.

Recent Accounting Pronouncements
Not
Yet Adopted

No
upcoming pronouncements are noted that will materially impact the Company.

NOTE
2
– SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Consolidation

CEN’s consolidated financial statements include the accounts of CEN, and Eastern Starr (collectively, the “Company”). CEN Holdings’ purpose was to ease and facilitate US banking transactions through
March 2017.
Eastern Starr’s purpose is to facilitate future growth opportunities in the LED lighting sector. All material intercompany transactions are eliminated in consolidation.

Basis of Accounting

The Company’s consolidated financial statements are prepared using the accrual method of accounting in accordance with accounting principles generally accepted in the United States of America. The functional currency of the Company is the U.S. dollar.

Use of Estimates and Assumptions

The accompanying consolidated financial statements include certain estimates and assumptions which affect the reported amounts of assets and liabilities at the date of the financial statements (including intangible assets), and the reported amounts of expenses during the reporting period, including stock-based compensation. Accordingly, actual results may
differ from those estimates.

Cash and Cash Equivalents

For purposes of the balance sheet and statement of cash flows, the Company considers all highly liquid instruments with a maturity of three
months or less at the time of issuance to be cash equivalents.

Property, Plant and Improvements

Property, plant and improvements are recorded at cost. Depreciation and amortization is provided using the straight-line method over the estimated useful lives or term of the assets, which is
10
years.

The cost of asset additions and improvements that extend the useful lives of property, plant and improvements are capitalized. Routine maintenance and repair items are charged to current operations. The original cost and accumulated depreciation of asset dispositions are removed from the accounts and any gain or loss is reflected in the statement of operations in the period of disposition.

The Company reviews long-lived assets to assess recoverability using undiscounted cash flows. When certain events or changes in operating or economic conditions occur, an impairment assessment is performed on the recoverability of the carrying value of these assets. If the asset is determined to be impaired, the loss is measured based on the difference between the asset's fair value and its carrying value. If quoted market prices are not
available, Cen estimates fair value using a discounted value of estimated future cash flows.

Intangible Assets

Intangible assets include a patent with a definite useful life and is amortized over
16
years. Management annually reviews this asset for impairment when circumstances indicate the carrying amount of an asset may
not
be recoverable based on the undiscounted cash flows of the asset. If the carrying amount of an asset may
not
be recoverable, a write-down to fair value is recorded. Fair values are determined based on the discounted cash flows, or external appraisals, as applicable.

Impairment of Long-Lived Assets

A long-lived asset (asset group) shall be tested for recoverability whenever events or changes in circumstances indicate that its carrying amount may
not
be recoverable. See Note
6
for impairment charges taken in
2018
related to leasehold improvements. There were
no
impairment charges taken during the year ended
December 31, 2019.

Research and Development Expenditures

CEN expenses all research and development expenses when incurred. Research and development expenses were approximately
$41,000
in
2018.
There were
no
research and development expenses incurred in
2019.

Income Taxes

Deferred income tax assets and liabilities are computed annually for differences between the financial statement and income tax bases of assets and liabilities that will result in taxable or deductible amounts in the future, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Income tax expense is the tax payable or refundable for the year plus or minus the change during the year in deferred tax assets and liabilities.

Foreign Currency Transactions and Balances

Foreign currency transactions in Canadian dollars are converted in the Company’s consolidated financial statements to U.S. dollars at the exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are subsequently remeasured at the balance sheet date exchange rate into the functional currency. All gains and losses resulting from the settlement of foreign currency transactions and from the re-measurement of monetary assets and liabilities denominated in foreign currencies are included in the consolidated statements of operations.

Stock-Based Compensation

The fair value of restricted stock awards granted to employees and non-employees is determined on the grant date and compensation is recognized ratably over the requisite service period equal to the fair value of the award.

The Company accounts for restricted stock awards issued to employees and non-employees in accordance with the authoritative guidance in ASC Topic
718,
Compensation—Stock Compensation (ASC
718
). ASC
718
requires all stock-based payments to employees, including grants of employee stock options and modifications to existing stock awards, to be recognized in the statements of operations and comprehensive loss based on their grant date fair values.

Loss per Share

Net loss per common share is computed pursuant to ASC
260
-
10
-
45.
Basic loss per share is computed based on the weighted average number of common shares outstanding during the period. Diluted net loss per share is calculated by dividing net loss by the diluted weighted average common shares outstanding, which includes the effect of potentially dilutive securities. During periods when there is a net loss, all potentially dilutive shares are anti-dilutive and are excluded from the calculation of net loss per share. Diluted earnings per share is similarly computed except that the denominator includes the effect, using the treasury stock method, of unvested restricted stock and convertible notes, if including such potential shares of common stock is dilutive. For
2019
and
2018,
the common stock equivalents of the convertible note agreements were not
included in diluted earnings per share computations because their effect was antidilutive.

Leases

Effective
January 1, 2019,
the Company adopted Accounting Standards Update (“ASU”)
No.
2016
-
02,
“
Leases
”. This ASU requires substantially all leases be recorded on the balance sheet as right of use assets and lease obligations. The Company adopted the ASU using a modified retrospective adoption method at
January 1, 2019,
as outlined in ASU
No.
2018
-
11,
“
Leases - Targeted Improvements
”. Under this method of adoption, there is
no
impact to the comparative consolidated statement of operations and consolidated balance sheet. The Company determined that there was no
cumulative-effect adjustment to beginning retained earnings on the consolidated balance sheet. In addition, the Company elected the package of practical expedients permitted under the transition guidance within the new standard, which among other things, allowed carryforward of historical lease classifications. Adoption of this standard did not
materially impact the Company’s results of operations and had no
impact on the consolidated statement of cash flows.